Fair value measurement of instruments (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2018	Dec. 31, 2017
Financial assets, category | Assets recognized at fair value
Disclosure of fair value measurement of instruments [Line Items]
Book value		₩ 1,422,765	₩ 3,088,485
Fair value		1,422,765	3,088,485
Financial assets, category | Assets carried at amortized cost
Disclosure of fair value measurement of instruments [Line Items]
Book value		14,022,525	12,962,293
Fair value		14,022,525	12,962,293
Financial assets at fair value through other comprehensive income | Assets recognized at fair value
Disclosure of fair value measurement of instruments [Line Items]
Book value		399,495	0
Fair value		399,495	0
Available-for-sale financial assets | Assets recognized at fair value
Disclosure of fair value measurement of instruments [Line Items]
Book value	[1]	0	699,833
Fair value	[1]	0	699,833
Derivative Financial Instruments, Assets | Not Designated as Hedging Instrument | Assets recognized at fair value
Disclosure of fair value measurement of instruments [Line Items]
Book value		37,631	22,020
Fair value		37,631	22,020
Derivative Financial Instruments, Assets | Designated as Hedging Instrument | Assets recognized at fair value
Disclosure of fair value measurement of instruments [Line Items]
Book value		64,704	10,606
Fair value		64,704	10,606
Long-term financial instruments | Assets recognized at fair value
Disclosure of fair value measurement of instruments [Line Items]
Book value		0	542,430
Fair value		0	542,430
Long-term financial instruments | Assets carried at amortized cost
Disclosure of fair value measurement of instruments [Line Items]
Book value		448,741	0
Fair value		448,741	0
Short-term financial instruments | Assets recognized at fair value
Disclosure of fair value measurement of instruments [Line Items]
Book value		0	1,702,084
Fair value		0	1,702,084
Short-term financial instruments | Assets carried at amortized cost
Disclosure of fair value measurement of instruments [Line Items]
Book value		1,869,286	0
Fair value		1,869,286	0
Financial assets at fair value through profit or loss | Assets recognized at fair value
Disclosure of fair value measurement of instruments [Line Items]
Book value		920,935	111,512
Fair value		920,935	111,512
Financial assets at amortized cost | Assets carried at amortized cost
Disclosure of fair value measurement of instruments [Line Items]
Book value		14,042	0
Fair value		14,042	0
Held-to-maturity investments | Assets carried at amortized cost
Disclosure of fair value measurement of instruments [Line Items]
Book value		0	3,144
Fair value		0	3,144
Loans and receivables | Assets carried at amortized cost
Disclosure of fair value measurement of instruments [Line Items]
Book value		718,674	905,641
Fair value		718,674	905,641
Trade receivables | Assets carried at amortized cost
Disclosure of fair value measurement of instruments [Line Items]
Book value		9,613,437	9,683,769
Fair value		9,613,437	9,683,769
Cash and Cash Equivalents | Assets carried at amortized cost
Disclosure of fair value measurement of instruments [Line Items]
Book value		1,358,345	2,369,739
Fair value		1,358,345	2,369,739
Liabilities | Assets recognized at fair value
Disclosure of fair value measurement of instruments [Line Items]
Book value		312,163	428,059
Fair value		312,163	428,059
Liabilities | Assets carried at amortized cost
Disclosure of fair value measurement of instruments [Line Items]
Book value		70,381,718	63,970,393
Fair value		73,009,715	66,261,128
Derivative Financial Instruments, Liabilities | Not Designated as Hedging Instrument | Assets recognized at fair value
Disclosure of fair value measurement of instruments [Line Items]
Book value		99,010	150,929
Fair value		99,010	150,929
Derivative Financial Instruments, Liabilities | Designated as Hedging Instrument | Assets recognized at fair value
Disclosure of fair value measurement of instruments [Line Items]
Book value		213,153	277,130
Fair value		213,153	277,130
Secured borrowings | Assets carried at amortized cost
Disclosure of fair value measurement of instruments [Line Items]
Book value		741,029	1,055,554
Fair value		741,029	1,055,554
Unsecured bond | Assets carried at amortized cost
Disclosure of fair value measurement of instruments [Line Items]
Book value		56,603,988	51,146,783
Fair value		58,804,070	53,436,659
Finance lease liabilities | Assets carried at amortized cost
Disclosure of fair value measurement of instruments [Line Items]
Book value		283,806	418,260
Fair value		283,806	418,260
Unsecured borrowings | Assets carried at amortized cost
Disclosure of fair value measurement of instruments [Line Items]
Book value		3,522,602	2,476,196
Fair value		3,950,517	2,477,055
Trade and other payables | Assets carried at amortized cost
Disclosure of fair value measurement of instruments [Line Items]
Book value	[2]	9,063,285	8,804,741
Fair value	[2]	9,063,285	8,804,741
Bank overdraft | Assets carried at amortized cost
Disclosure of fair value measurement of instruments [Line Items]
Book value		167,008	68,859
Fair value		₩ 167,008	₩ 68,859

[1]	Book value of equity securities held by the Company that were measured at cost as of December 31, 2017 is KRW37,926 million as a quoted market price does not exist in an active market and its fair value cannot be measured reliably.
[2]	Excludes finance lease liabilities.